Organization, Going Concern and Management Plans, and Basis of Presentation (Detail Narrative) - USD ($)			3 Months Ended		12 Months Ended
	Dec. 27, 2013	Dec. 27, 2013	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 17, 2014
Common stock reverse stock split	1-for-5	ratio of 1-for-5
Reduction of reverse stock split shares reduced	51,000,000
Share capital, shares authorized	251,000,000	251,000,000
Common stock, shares authorized	50,000,000	50,000,000	50,000,000		50,000,000	50,000,000
Blank check preferred stock	1,000,000	1,000,000	1,000,000		1,000,000	1,000,000
Percentage of ownership	50.00%	50.00%			50.00%		100.00%
Net income (loss)			$ (3,981,196)	$ (1,452,759)	$ (13,852,249)	$ 801,352
Accumulated deficit			(19,213,099)		(15,231,903)	(1,379,654)
Working capital			811,970		$ 127,874	11,657,615
Decrease in working capital			$ 939,844			$ 11,529,741
Merger Agreement [Member]
Percentage of ownership							50.00%